Payables and Other Current Liabilities - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 GBP (£)
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	€ 248	€ 569
Payables to associates and joint ventures	93	344
Current government grants	17	12
Telefónica Brazil
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	117	434
Telefónica Germany
Trade And Other Payables [Line Items]
Payables for spectrum acquisition	107	€ 107
VMO2
Trade And Other Payables [Line Items]
Payables to associates and joint ventures	€ 253		£ 213
Telefónica, S.A.
Trade And Other Payables [Line Items]
Weighted average maturity period	53 days	54 days